Financial assets and liabilities - Net debt and available liquidity (Details) R$ in Millions, $ in Millions	Jun. 30, 2026 USD ($)	Jun. 30, 2026 EUR (€)	Jun. 30, 2026 BRL (R$)	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 BRL (R$)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Financial assets and liabilities
Amount drawn	$ 4,373				$ 4,451
Available liquidity	458				442
Deferred debt issue costs	(29)				(32)
Net borrowings	4,344				4,419
Cash, cash equivalents and restricted cash	(189)			$ (142)	(522)			$ (256)	$ (177)	$ (610)
Derivative financial instruments used to hedge foreign currency and interest rate risk					3
Net debt	4,155				3,900
Total Available Liquidity	647				964
Total Borrowings Excluding Lease Obligations	3,946				3,973
2.000% Senior Secured Green Notes
Financial assets and liabilities
Maximum amount drawable | €		€ 450,000,000				€ 450,000,000
Amount drawn - Local currency | €		€ 450,000,000				€ 450,000,000
Amount drawn	$ 513				$ 529
Stated interest rate	2.00%	2.00%	2.00%		2.00%	2.00%	2.00%
3.250% Senior Secured Green Notes
Financial assets and liabilities
Maximum amount drawable	$ 600				$ 600
Amount drawn - Local currency	600				600
Amount drawn	$ 600				$ 600
Stated interest rate	3.25%	3.25%	3.25%		3.25%	3.25%	3.25%
5.000% Senior Secured Green Notes
Financial assets and liabilities
Maximum amount drawable | €		€ 570,000,000				€ 570,000,000
Amount drawn - Local currency | €		€ 570,000,000				€ 570,000,000
Amount drawn	$ 649				$ 670
Stated interest rate	5.00%	5.00%	5.00%					5.00%
6.250% Senior Secured Green Notes
Financial assets and liabilities
Maximum amount drawable	$ 620				620
Amount drawn - Local currency	620				620
Amount drawn	$ 620				$ 620
Stated interest rate	6.25%	6.25%	6.25%		6.25%	6.25%	6.25%
3.000% Senior Green Notes
Financial assets and liabilities
Maximum amount drawable | €		€ 500,000,000				€ 500,000,000
Amount drawn - Local currency | €		€ 500,000,000				€ 500,000,000
Amount drawn	$ 570				$ 587
Stated interest rate	3.00%	3.00%	3.00%		3.00%	3.00%	3.00%
4.000% Senior Green Notes
Financial assets and liabilities
Maximum amount drawable	$ 1,050				$ 1,050
Amount drawn - Local currency	1,050				1,050
Amount drawn	$ 1,050				$ 1,050
Stated interest rate	4.00%	4.00%	4.00%		4.00%	4.00%	4.00%
Global Asset Based Loan Facility
Financial assets and liabilities
Maximum amount drawable		€ 389,000,000			$ 351
Amount drawn	$ 28
Available liquidity	$ 361				351
Draw percentage threshold which, when exceeded, will trigger a fixed charge coverage covenant	90.00%	90.00%	90.00%
Bradesco Facility
Financial assets and liabilities
Maximum amount drawable | R$			R$ 500				R$ 500
Available liquidity	$ 97				91
Lease obligations
Financial assets and liabilities
Amount drawn	325				368
Other borrowings
Financial assets and liabilities
Amount drawn	$ 18				$ 27